Fair Value Measurements - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Unrealized gains recorded in the period	$ 43
Unrealized losses recorded in the period	$ 105